Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Morningstar Funds Trust
Entity Central Index Key	0001699360
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000186138 [Member]
Shareholder Report [Line Items]
Fund Name	Morningstar U.S. Equity Fund
Class Name	Institutional
Trading Symbol	MSTQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morningstar U.S. Equity Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar U.S. Equity Fund	$88	0.84%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar U.S. Equity Fund (Institutional/MSTQX) returned 8.58% for the 12 months ended April 30, 2025. The Fund underperformed its benchmark, the Morningstar U.S. Market Index, which returned 11.51%.
TOP PERFORMANCE CONTRIBUTORS
The position in Midstream Energy stocks delivered strong returns in this period.
The dedicated US Bank stock investment, which was held for part of this period, produced strong returns, contributing to performance.
An overweight to the Utilities sector, which returned more than the broad market, was additive to relative performance.
TOP PERFORMANCE DETRACTORS
An overweight to small and mid cap stocks detracted from performance.
An underweight to the Information Technology sector and unfavorable stock selection within the sector dragged on relative performance.
Poor stock selection in Consumer sector detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar U.S. Equity Fund	8.58%	14.64%	10.18%
Morningstar U.S. Market Index	11.51%	15.18%	12.93%

Performance Inception Date	Nov. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information.
Net Assets	$ 1,604,294,273
Holdings Count | Holding	492
Advisory Fees Paid, Amount	$ 10,737,966
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of April 30, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$1,604,294,273
Total number of portfolio holdings	492
Total advisory fees paid (after waiver/reimbursement)	$10,737,966
Portfolio turnover rate	33%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Common Stocks	89.5%
Investment Companies	8.6%
Short-Term Investments	2.5%
Master Limited Partnerships	0.3%
Sector Allocation

Accountant Change Statement [Text Block]
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.

Accountant Change Date	Feb. 13, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.
There were no disagreements with EY during the Fund's fiscal years ended April 30, 2023 and April 30, 2024, or for the interim period from May 1, 2024 through February 13, 2025.

C000186139 [Member]
Shareholder Report [Line Items]
Fund Name	Morningstar International Equity Fund
Class Name	Institutional
Trading Symbol	MSTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morningstar International Equity Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar International Equity Fund	$104	0.99%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar International Equity Fund (Institutional/MSTFX) returned 9.31% for the 12 months ended April 30, 2025. The Fund underperformed its benchmark, the Morningstar Global Markets ex U.S. Index, which returned 11.03%.
TOP PERFORMANCE CONTRIBUTORS
A dedicated position in Chinese internet companies posted strong returns, contributing to performance in the period.
Favorable stock selection in the Health Care sector contributed to relative performance.
An underweight to India, and favorable stock selection within the country, added to relative performance.
TOP PERFORMANCE DETRACTORS
A dedicated position in Global Energy stocks lost value in the period, trailing the positive returns of the Fund’s index.
An underweight to the Financial Services sector, and unfavorable stock selection within that sector, detracted from relative performance.
Unfavorable stock selection within the Industrials sector was a drag on relative performance.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar International Equity Fund	9.31%	10.04%	5.95%
Morningstar Global Markets ex U.S. Index	11.03%	10.13%	6.75%

Performance Inception Date	Nov. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information.
Net Assets	$ 881,880,749
Holdings Count | Holding	638
Advisory Fees Paid, Amount	$ 6,279,053
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of April 30, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$881,880,749
Total number of portfolio holdings	638
Total advisory fees paid (after waiver/reimbursement)	$6,279,053
Portfolio turnover rate	41%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Common Stocks	94.6%
Short-Term Investments	4.8%
Other less than 2% each	2.2%
Sector Allocation
Region Diversification

Accountant Change Statement [Text Block]
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.

Accountant Change Date	Feb. 13, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.
There were no disagreements with EY during the Fund's fiscal years ended April 30, 2023 and April 30, 2024, or for the interim period from May 1, 2024 through February 13, 2025.

C000186140 [Member]
Shareholder Report [Line Items]
Fund Name	Morningstar Global Income Fund
Class Name	Institutional
Trading Symbol	MSTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morningstar Global Income Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Global Income Fund	$76	0.73%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Global Income Fund (Institutional/MSTGX) returned 9.58% for the 12 months ended April 30, 2025. The Fund underperformed its benchmark, the Morningstar Global Income Blended Index, which returned 10.03%.
TOP PERFORMANCE CONTRIBUTORS
International Dividend Equity: An overweight position to International equities were a tailwind.
U.S. Dividend Equity: The Fund’s exposure to U.S. dividend equities contributed to relative results.
Intermediate-Term Treasury: An overweight position added to portfolio relative performance.
TOP PERFORMANCE DETRACTORS
Short-term Treasury: The Fund’s position to U.S. Short-term Treasury hurt benchmark relative results.
Long-term Treasury: The Fund’s allocation to U.S. Long-term Treasury detracted from portfolio returns.
REITs: An overweight position in U.S. REITs detracted from portfolio returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Global Income Fund	9.58%	7.25%	5.66%
Morningstar Global Income Blended Index	10.03%	7.99%	6.76%
Morningstar Global Markets NR Index*	11.03%	12.75%	9.91%

*Effective July 24, 2024, the Fund changed its broad-based securities market benchmark from the Morningstar Global Income Blended Index to the Morningstar Global Markets NR Index in connection with new regulatory requirements.

Performance Inception Date	Nov. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the Fund changed its broad-based securities market benchmark from the Morningstar Global Income Blended Index to the Morningstar Global Markets NR Index in connection with new regulatory requirements.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information.
Net Assets	$ 139,826,755
Holdings Count | Holding	520
Advisory Fees Paid, Amount	$ 576,509
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of April 30, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$139,826,755
Total number of portfolio holdings	520
Total advisory fees paid (after waiver/reimbursement)	$576,509
Portfolio turnover rate	75%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Common Stocks	43.5%
Investment Companies	16.4%
Mortgage-Backed Securities	8.3%
Corporate Bonds	7.5%
Short-Term Investments	6.1%
Term Loans	6.1%
Foreign Issuer Bonds	5.3%
Asset-Backed Securities	3.5%
Master Limited Partnerships	3.5%
Other less than 2% each	0.1%
Sector Allocation
Region Diversification

Accountant Change Statement [Text Block]
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.

Accountant Change Date	Feb. 13, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.
There were no disagreements with EY during the Fund's fiscal years ended April 30, 2023 and April 30, 2024, or for the interim period from May 1, 2024 through February 13, 2025.

C000186141 [Member]
Shareholder Report [Line Items]
Fund Name	Morningstar Total Return Bond Fund
Class Name	Institutional
Trading Symbol	MSTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morningstar Total Return Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Total Return Bond Fund	$55	0.53%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Total Return Bond Fund (Institutional/MSTRX) returned 7.53% for the 12 months ended April 30, 2025. The Fund underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, which returned 8.02%.
TOP PERFORMANCE CONTRIBUTORS
Mortgage-Backed Securities: An overweight position to U.S. mortgage-backed securities was a tailwind.
Long-term Treasury: Dedicated long-term treasuries outperformed the benchmark.
TOP PERFORMANCE DETRACTORS
Short-term Treasury: An overweight position to U.S. Short-term Treasury hurt benchmark relative results.
Investment-grade Corporate: An underweight position in U.S. corporate bonds detracted from portfolio returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Total Return Bond Fund	7.53%	(0.64)%	1.77%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.67)%	1.95%

Performance Inception Date	Nov. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 12, 2024
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information.
Net Assets	$ 877,400,976
Holdings Count | Holding	1,533
Advisory Fees Paid, Amount	$ 2,465,519
Investment Company Portfolio Turnover	361.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of April 30, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$877,400,976
Total number of portfolio holdings	1,533
Total advisory fees paid (after waiver/reimbursement)	$2,465,519
Portfolio turnover rate	361%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	60.6%
Mortgage-Backed Securities	21.0%
Corporate Bonds	9.9%
U.S. Government Obligations	8.6%
Short-Term Investments	5.4%
Foreign Issuer Bonds	2.8%
Other less than 2% each	1.0%
Sector Allocation

Material Fund Change [Text Block]
Material Fund Changes
Effective November 12, 2024,  Western Asset Management LLC was terminated as a subadviser for the Fund. In addition, effective May 20, 2025, Guggenheim Partners Investment Management, LLC began serving as a subadviser to the Fund.
The above is a summary of material changes to the Fund since April 30, 2024. For more complete information,  you may review the Fund’s next prospectus, which we expect to be available by August 31, 2025 at https://connect.rightprospectus.com/Morningstar, or upon request at 877-626-3224.

Material Fund Change Adviser [Text Block]
Effective November 12, 2024,  Western Asset Management LLC was terminated as a subadviser for the Fund. In addition, effective May 20, 2025, Guggenheim Partners Investment Management, LLC began serving as a subadviser to the Fund.

Summary of Change Legend [Text Block]
The above is a summary of material changes to the Fund since April 30, 2024. For more complete information,  you may review the Fund’s next prospectus, which we expect to be available by August 31, 2025 at https://connect.rightprospectus.com/Morningstar, or upon request at 877-626-3224.

Updated Prospectus Phone Number	877-626-3224
Updated Prospectus Web Address	https://connect.rightprospectus.com/Morningstar
Accountant Change Statement [Text Block]
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.

Accountant Change Date	Feb. 13, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.
There were no disagreements with EY during the Fund's fiscal years ended April 30, 2023 and April 30, 2024, or for the interim period from May 1, 2024 through February 13, 2025.

C000186142 [Member]
Shareholder Report [Line Items]
Fund Name	Morningstar Municipal Bond Fund
Class Name	Institutional
Trading Symbol	MSTPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morningstar Municipal Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Municipal Bond Fund	$59	0.58%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Municipal Bond Fund (Institutional/MSTPX) returned 2.06% for the 12 months ended April 30, 2025. The Fund narrowly underperformed its benchmark, the Morningstar Municipal Bond Blended Index, which returned 2.21%.
TOP PERFORMANCE CONTRIBUTORS
Short Duration Municipal Bonds: The Fund’s short-term municipal strategy outperformed the benchmark as shorter duration municipal bonds outperformed during the period.
Security Selection: Both subadvisers outperformed their targets due to security selection.
TOP PERFORMANCE DETRACTORS
High Yield Municipal Bonds: The Fund did not take full advantage of a rally in high-yield municipal bonds due to conservatism on the part of its subadvisers.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Municipal Bond Fund	2.06%	1.69%	2.05%
Morningstar Municipal Bond Blended Index	2.21%	1.25%	1.73%
Bloomberg Municipal Bond Index*	1.66%	1.17%	2.14%

*Effective July 24, 2024, the Fund changed its broad-based securities market benchmark from the Morningstar Municipal Bond Blended Index to the Bloomberg Municipal Bond Index in connection with new regulatory requirements.

Performance Inception Date	Nov. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the Fund changed its broad-based securities market benchmark from the Morningstar Municipal Bond Blended Index to the Bloomberg Municipal Bond Index in connection with new regulatory requirements.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information.
Net Assets	$ 305,432,569
Holdings Count | Holding	706
Advisory Fees Paid, Amount	$ 1,136,087
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of April 30, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$305,432,569
Total number of portfolio holdings	706
Total advisory fees paid (after waiver/reimbursement)	$1,136,087
Portfolio turnover rate	28%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Municipal Bonds	87.4%
Short-Term Investments	12.4%
Municipal Issue Type Allocation

Accountant Change Statement [Text Block]
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.

Accountant Change Date	Feb. 13, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.
There were no disagreements with EY during the Fund's fiscal years ended April 30, 2023 and April 30, 2024, or for the interim period from May 1, 2024 through February 13, 2025.

C000186143 [Member]
Shareholder Report [Line Items]
Fund Name	Morningstar Defensive Bond Fund
Class Name	Institutional
Trading Symbol	MSTBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morningstar Defensive Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Defensive Bond Fund	$50	0.48%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Defensive Bond Fund (Institutional/MSTBX) returned 7.41% for the 12 months ended April 30, 2025. The Fund outperformed its benchmark, the Bloomberg U.S. Aggregate 1-3 Year Index, which returned 6.76%.
TOP PERFORMANCE CONTRIBUTORS
Mortgage-Backed Securities: An overweight position to U.S. mortgage-backed securities was a tailwind.
Asset-Backed Securities: The Fund’s overweight to ABS contributed to the positive relative results.
Commercial Mortgage-Backed Securities: An overweight position added to portfolio relative performance.
TOP PERFORMANCE DETRACTORS
Short-term Treasury: The Fund’s position to U.S. Short-term Treasury hurt benchmark relative results.
Investment-grade Corporate: An underweight position in U.S. corporate bonds detracted from portfolio returns.
Cash: The Fund’s allocation to cash detracted from portfolio returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Defensive Bond Fund	7.41%	2.68%	2.87%
Bloomberg U.S. Aggregate 1-3 Year Index	6.76%	1.54%	2.34%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.67)%	1.95%

Performance Inception Date	Nov. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information.
Net Assets	$ 112,661,253
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 183,410
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of April 30, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$112,661,253
Total number of portfolio holdings	212
Total advisory fees paid (after waiver/reimbursement)	$183,410
Portfolio turnover rate	31%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	40.0%
Mortgage-Backed Securities	25.1%
Short-Term Investments	16.4%
Asset-Backed Securities	9.2%
U.S. Government Obligations	4.8%
Corporate Bonds	4.3%
Other less than 2% each	1.4%
Sector Allocation

Accountant Change Statement [Text Block]
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.

Accountant Change Date	Feb. 13, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.
There were no disagreements with EY during the Fund's fiscal years ended April 30, 2023 and April 30, 2024, or for the interim period from May 1, 2024 through February 13, 2025.

C000186144 [Member]
Shareholder Report [Line Items]
Fund Name	Morningstar Multisector Bond Fund
Class Name	Institutional
Trading Symbol	MSTMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morningstar Multisector Bond Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Multisector Bond Fund	$82	0.79%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.79%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Multisector Bond Fund (Institutional/MSTMX) returned 8.84% for the 12 months ended April 30, 2025. The Fund’s return slightly underperformed its benchmark, the Bloomberg Multisector Bond Blended Index, which returned 8.99%.
TOP PERFORMANCE CONTRIBUTORS
U.S. High Yield: The Fund’s exposure to high yield bonds contributed to performance.
Local Currency Emerging Market Debt: The Fund’s exposure to Local Currency Emerging Market bonds boosted relative results.
Non-U.S. Dollar: The Fund’s exposure to non-U.S. currencies, specifically in emerging markets, benefitted performance.
TOP PERFORMANCE DETRACTORS
USD Emerging Market Debt: The Fund’s position in hard currency Emerging Market Debt hurt benchmark relative results.
Investment-grade Corporate Bonds: The Fund’s overweight to U.S. Corporate Bonds detracted from portfolio returns.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Multisector Bond Fund	8.84%	3.21%	2.58%
Bloomberg Multisector Bond Blended Index	8.99%	4.20%	3.57%
Bloomberg U.S. Aggregate Bond Index*	8.02%	(0.67)%	1.95%

*Effective July 24, 2024, the Fund changed its broad-based securities market benchmark from the Morningstar Multisector Bond Blended Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.

Performance Inception Date	Nov. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the Fund changed its broad-based securities market benchmark from the Morningstar Multisector Bond Blended Index to the Bloomberg U.S. Aggregate Bond Index in connection with new regulatory requirements.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information.
Net Assets	$ 175,390,353
Holdings Count | Holding	1,397
Advisory Fees Paid, Amount	$ 713,553
Investment Company Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of April 30, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$175,390,353
Total number of portfolio holdings	1,397
Total advisory fees paid (after waiver/reimbursement)	$713,553
Portfolio turnover rate	177%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Foreign Issuer Bonds	45.2%
Corporate Bonds	41.6%
Short-Term Investments	5.1%
Term Loans	2.4%
Other less than 2% each	4.3%
Sector Allocation
Region Diversification

Accountant Change Statement [Text Block]
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.

Accountant Change Date	Feb. 13, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.
There were no disagreements with EY during the Fund's fiscal years ended April 30, 2023 and April 30, 2024, or for the interim period from May 1, 2024 through February 13, 2025.

C000186145 [Member]
Shareholder Report [Line Items]
Fund Name	Morningstar Global Opportunistic Equity Fund
Class Name	Institutional
Trading Symbol	MSTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morningstar Global Opportunistic Equity Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Morningstar Global Opportunistic Equity Fund	$76	0.72%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Global Opportunistic Equity Fund (Institutional/MSTSX) returned 10.22% for the 12 months ended April 30, 2025. The Fund underperformed its benchmark, the Morningstar Global Markets NR Index, which returned 11.03%.
TOP PERFORMANCE CONTRIBUTORS
Chinese Equities: An overweight position to Chinese internet companies was a tailwind.
U.S. Banks: A position in U.S. Bank stocks outperformed.
Utilities: Being overweight U.S. Utility companies boosted relative returns.
TOP PERFORMANCE DETRACTORS
U.S. Health Care: An overweight position to U.S. Health Care companies dragged down relative returns.
U.S. Small Caps: The Fund's position in U.S. Small Cap companies trailed the benchmark.
Cash: Owning cash in the Fund was a headwind given the robust returns in equity markets.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Global Opportunistic Equity Fund	10.22%	10.94%	7.91%
Morningstar Global Markets NR Index	11.03%	12.75%	9.91%

Performance Inception Date	Nov. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information.
Net Assets	$ 297,393,802
Holdings Count | Holding	216
Advisory Fees Paid, Amount	$ 1,468,556
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of April 30, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$297,393,802
Total number of portfolio holdings	216
Total advisory fees paid	$1,468,556
Portfolio turnover rate	58%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Investment Companies	52.8%
Common Stocks	44.1%
Short-Term Investments	7.1%
Sector Allocation
Region Diversification

Accountant Change Statement [Text Block]
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.

Accountant Change Date	Feb. 13, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.
There were no disagreements with EY during the Fund's fiscal years ended April 30, 2023 and April 30, 2024, or for the interim period from May 1, 2024 through February 13, 2025.

C000186146 [Member]
Shareholder Report [Line Items]
Fund Name	Morningstar Alternatives Fund
Class Name	Institutional
Trading Symbol	MSTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Morningstar Alternatives Fund (“Fund”) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Morningstar. You can also request this information by contacting us at 877-626-3224.
Additional Information Phone Number	877-626-3224
Additional Information Website	https://connect.rightprospectus.com/Morningstar
Expenses [Text Block]
Fund Expenses for the Last Year
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment[1]
Morningstar Alternatives Fund	$143	1.38%
[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.38%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Morningstar Alternatives Fund (Institutional/MSTVX) returned 7.55% for the 12 months ended April 30, 2025. The Fund outperformed its benchmark, the Morningstar U.S. Cash T-Bill TR USD Index, which returned 4.97%.
TOP PERFORMANCE CONTRIBUTORS
Convertible Arbitrage: The Fund’s convertible arbitrage manager generated solid returns from income, volatility monetization, and price appreciation.
Systematic Multi-Strategy: The Fund’s systematic multi-strategy manager also generated strong returns, with various sub-strategies contributing to performance.
Merger Arbitrage: The Fund’s merger arbitrage strategy delivered good returns in a challenging M&A environment.
TOP PERFORMANCE DETRACTORS
Long-Short Equity Exposure: Exposure to a long-short equity strategy weighed on benchmark-relative performance.
Cash Exposure: The Fund holds a modest allocation to cash which can weigh on absolute performance during up markets.

Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance; past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the completed fiscal years of the Fund since its inception on November 2, 2018. Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Year	Since Inception
Morningstar Alternatives Fund	7.55%	4.66%	4.08%
Morningstar U.S. Cash T-Bill TR USD Index	4.97%	2.69%	2.54%
Bloomberg U.S. Aggregate Bond Index	8.02%	(0.67)%	1.95%

Performance Inception Date	Nov. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://connect.rightprospectus.com/Morningstar for the most recent performance information.
Net Assets	$ 208,943,292
Holdings Count | Holding	2,291
Advisory Fees Paid, Amount	$ 1,539,253
Investment Company Portfolio Turnover	213.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics as of April 30, 2025
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$208,943,292
Total number of portfolio holdings	2,291
Total advisory fees paid (after waiver/reimbursement)	$1,539,253
Portfolio turnover rate	213%

Holdings [Text Block]
Graphical Representation of Holdings as of April 30, 2025
The tables below show the investment makeup of the Fund, representing a percentage of the total net assets of the Fund.
Asset Type Allocation
Contracts for Difference - Long	26.5%
Common Stocks	21.7%
Convertible Bonds	19.5%
Corporate Bonds	18.9%
Short-Term Investments	18.8%
Mortgage-Backed Securities	14.3%
Convertible Preferred Stocks	2.5%
Foreign Issuer Bonds	2.4%
Other less than 2% each	2.2%
Common Stocks Sold Short	(9.5)%
Contracts for Difference - Short	(24.8)%
Sector Allocation

Accountant Change Statement [Text Block]
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.

Accountant Change Date	Feb. 13, 2025
Accountant Change Disagreements [Text Block]
Changes in and Disagreements with Accountants
Effective February 13, 2025, Ernst & Young (“EY”) resigned and therefore ceased to serve as the independent registered public accounting firm of the Morningstar Funds Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) and the Audit Committee of the Board, approved Cohen & Company, Ltd. (“Cohen”) to serve as the new independent registered public accounting firm of the Trust for the fiscal year ending April 30, 2025.
There were no disagreements with EY during the Fund's fiscal years ended April 30, 2023 and April 30, 2024, or for the interim period from May 1, 2024 through February 13, 2025.

[1]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
[2]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
[3]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
[4]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
[5]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
[6]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
[7]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.
[8]	Reflects Fee Waivers and/or Expense Assumptions, without which expenses would have been higher.